Nature of Operations and Organization (Details Narrative) (USD $)	1 Months Ended	12 Months Ended		9 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended
	Oct. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014 N	Feb. 28, 2014	Dec. 31, 2013	Mar. 26, 2014	Jun. 30, 2014	Dec. 20, 2013	Mar. 28, 2014 N
Maximum amount to be raised in offering		$ 200,000,000		$ 200,000,000
Number of partnership units offered		200,000		200,000
Price per unit, offering		$ 1,000		$ 1,000
Capital distribution	53,700	(1,259,314)	(54,243)
Distributions payable to General Partner		13,005	537	13,005		537
Cash contributions received		18,133,012	7,046,490
Limited Partner [Member]
Percentage of targeted cash distribution		6.50%
Percentage of targeted cash distribution, quarterly percentage		1.625%
Cash distribution paid, percentage		7.00%
Cumulative return for change in distribution		0.50%
Capital distribution		817,706
Number of partners				463
Total capital contributions		26,443,006		26,443,006
Number of capital units outstanding		26,433.01		26,433.01
Partnership interest			99.00%			99.00%
Cash contributions received				25,179,502
Cash applied for additional units				1,263,504
Partnership additional units purchased				1,263.5
SQN Echo LLC [Member]
Pecentage of ownership			80.00%			80.00%
Partnership contribution made					480,000	2,200,000
Purchase of leases portfolio - unrelated third party									17,800,000
Cash payment for lease									9,300,000
Non-recourse debt for lease		8,500,000		8,500,000					8,500,000
SQN Echo LLC [Member] | Third Party [Member]
Pecentage of ownership			20.00%			20.00%
Partnership contribution made					120,000	550,000
SQN Echo II [Member]
Pecentage of ownership							80.00%
Partnership contribution made							800,000	600,000
Number of portfolios purchased										3
Purchase of leases portfolio - unrelated third party										21,863,000
Cash payment for lease										10,416,000
Non-recourse debt for lease		11,447,000		11,447,000						11,447,000
SQN Echo II [Member] | Third Party [Member]
Pecentage of ownership							20.00%
Partnership contribution made							200,000	150,000
General Partner [Member]
Capital distribution		(12,468)	(537)
Capital contribution			$ 100			$ 100
Partnership interest			1.00%			1.00%